RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		57 Months Ended			3 Months Ended	6 Months Ended							6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 Affiliated Entity [Member] COMMON STOCK SERIES A [Member]	Jun. 30, 2012 Goldland [Member]	Dec. 31, 2011 Goldland [Member]	Jun. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Jun. 30, 2012 Monthly Non Accountable Expense Reimbursement [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Monthly lease payment	$ 83,333		$ 83,333
Long-term Purchase Commitment [Line Items]
Commitment amount														10,000
Royalty commitment percent														15.00%
Lease expiration date	Oct. 01, 2026
Lease renewal fee	1,000,000
Related Party Transaction [Line Items]
Due from related parties, net of amounts due to related parties	1,448,588		1,448,588	404,779				1,505,226	452,799
Due to related party					6,000					50,938	0	25,000	0
Issuance of common stock for related party, shares						43,852,978	43,852,978
Issuance of common stock for related party	$ 1,534,854		$ 1,534,854				$ 1,534,854